Shareholders Equity (Details 1) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Summary of weighted average values used for option grants
Risk-free interest rate (percent)	1.56%	0.81%	1.04%
Expected divident yield (percent)	0.00%	0.00%	0.00%
Expected life (years)	5 years 9 months	6 years	6 years
Expected volatility (percent)	56.00%	58.00%	58.00%
Weighted average fair value of options granted	$ 28.14	$ 17.23	$ 17.78
Restricted Stock Units (RSUs) [Member]
Unvested restricted share units [Roll Forward]
Unvested at the beginning of the period, restricted share units (shares)	1,107,495
Granted, restricted share units (shares)	286,006
Vested and distributed, restricted share units (shares)	(401,363)
Forfeited, restricted share units (shares)	(155,007)
Unvested at the end of the period, restricted share units (shares)	837,131	1,107,495
Unvested at the beginning of the period, weighted average grant date fair value (usd per share)	$ 39.49
Granted, weighted average grant date fair value (usd per share)	$ 48.06	$ 39.72	$ 36.53
Vested and distributed, weighted average grant date fair value (usd per share)	$ 40.19
Forfeited, weighted average grant date fair value (usd per share)	$ 39.41
Unvested at the end of the period, weighted average grant date fair value (usd per share)	$ 42.10	$ 39.49
Unvested at the end of the period, aggregate intrinsic value	$ 33,870
Restricted Share Awards [Member]
Unvested restricted share units [Roll Forward]
Unvested at the beginning of the period, restricted share units (shares)	253,171
Granted, restricted share units (shares)	0
Vested and distributed, restricted share units (shares)	(253,171)
Forfeited, restricted share units (shares)	0
Unvested at the end of the period, restricted share units (shares)	0
Unvested at the beginning of the period, weighted average grant date fair value (usd per share)	$ 31.29
Granted, weighted average grant date fair value (usd per share)	$ 0.00
Vested and distributed, weighted average grant date fair value (usd per share)	$ 31.29
Forfeited, weighted average grant date fair value (usd per share)	$ 0.00
Unvested at the end of the period, weighted average grant date fair value (usd per share)	$ 0.00
Unvested at the end of the period, aggregate intrinsic value	0
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at the beginning of the period, options (shares)	4,379,207
Granted, options (shares)	12,432
Exercised, options (shares)	(368,339)
Forfeited/cancelled, options (shares)	(63,947)
Outstanding at the end of the period, options (shares)	3,959,353	4,379,207
Vested or expected to vest at the end of the period, options (shares)	3,794,867
Exerciseable at the end of the period, options (shares)	2,330,773
Outstanding at the beginning of the period, weighted average exercise price (usd per share)	$ 36.46
Granted, weighted average exercise price (usd per share)	$ 54.08
Exercised, weighted-average exercise price (usd per share)	$ 13.71
Forfeited/cancelled, weighted-average exercise price (usd per share)	$ 49.15
Outstanding at the end of the period, weighted average exercise price (usd per share)	$ 38.43	$ 36.46
Vested or expected to vest at the end of the period, weighted average exercise price (usd per share)	$ 37.93
Exerciseable at the end of the period, weighted average exercise price (usd per share)	$ 30.40
Outstanding at the beginning of the period, weighted average remaining contractual term (years)	4 years 5 months	5 years 1 month
Outstanding at the end of the period, weighted average remaining contractual term (years)	4 years 5 months	5 years 1 month
Vested or expected to vest at the end of the period, weighted average remaining contractual term (years)	4 years 3 months
Exerciseable at the end of the period, weighted average remaining contractual term (years)	3 years 3 months
Outstanding at the end of the period, aggregate intrinsic value	29,370
Vested or expected to vest at the end of the period, aggregate intrinsic value	29,367
Exerciseable at the end of the period, aggregate intrinsic value	$ 29,279